Additional Financial Information	12 Months Ended
Dec. 31, 2015
Additional Financial Information

Note 15

Additional Financial Information

The tables that follow provide additional financial information related to our consolidated financial statements:

Income Statement Information

	(dollars in millions)
Years Ended December 31,	2015	2014	2013

Depreciation expense	$14,323	$14,966	$15,019
Interest costs on debt balances	5,504	5,291	3,421
Capitalized interest costs	(584)	(376)	(754)
Advertising expense	2,749	2,526	2,438
Balance Sheet Information
		(dollars in millions)
At December 31,		2015	2014

Accounts Payable and Accrued Liabilities
Accounts payable		$6,391	$5,598
Accrued expenses		5,281	4,016
Accrued vacation, salaries and wages		4,107	4,131
Interest payable		1,529	1,478
Taxes payable		2,054	1,457

		$19,362	$16,680

Other Current Liabilities
Advance billings and customer deposits		$2,969	$3,125
Dividends payable		2,323	2,307
Other		3,446	3,140

		$8,738	$8,572

Cash Flow Information
	(dollars in millions)
Years Ended December 31,	2015	2014	2013

Cash Paid
Interest, net of amounts capitalized	$4,491	$4,429	$2,122

During the year ended December 31, 2015, Verizon repurchased approximately 2.8 million shares of the Company’s common stock under our authorized share buyback program for approximately $0.1 billion. At December 31, 2015, the maximum number of shares that could be purchased by or on behalf of Verizon under our share buyback program was 97.2 million.

In addition to the previously authorized three-year share buyback program, in February 2015, the Verizon Board of Directors authorized Verizon to enter into an accelerated share repurchase (ASR) agreement to repurchase $5.0 billion of the Company’s common stock. On February 10, 2015, in exchange for an up-front payment totaling $5.0 billion, Verizon received an initial delivery of 86.2 million shares having a value of approximately $4.25 billion. On June 5, 2015, Verizon received an additional 15.4 million shares as final settlement of the transaction under the ASR agreement. In total, 101.6 million shares were delivered under the ASR at an average repurchase price of $49.21.

Common stock has been used from time to time to satisfy some of the funding requirements of employee and shareowner plans, including 22.6 million common shares issued from Treasury stock during the year ended December 31, 2015, which had an aggregate value of $0.9 billion.